Balance Sheets - USD ($)	Nov. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022
Current Assets
Cash	$ 4,553			$ 146,933
Prepaid expenses	33,481			44,977
Total Current Assets	38,034			191,910
Cash held in trust account	55,412,140			82,949,890
Total Assets	55,450,174			83,141,800
Current liabilities
Accrued expenses	973,989			393,600
Advance by related party	3,801
Other payables	6,116
Extension loan – related party	4,300,000			2,940,000
Working capital loan – related party	1,483,500			650,000
Total Current Liabilities	6,987,406			4,083,600
Deferred underwriter commission	4,025,000			4,025,000
Total Liabilities	11,012,406	$ 65,607	$ 2,866	8,108,600
Commitments and Contingencies
Class A ordinary shares subject to possible redemption; 4,663,957 shares (at $11.88 per share) as of November 30, 2024 and 7,495,670 shares (at $11.07 per share) as of November 30, 2023	55,412,140			82,949,890
Shareholders’ Deficit
Preference Shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at November 30, 2024 and November 30, 2023
Common stock, value
Additional paid-in capital
Accumulated deficit	(10,974,713)	(65,607)	(2,866)	(7,917,031)
Total Shareholders’ Deficit	(10,974,372)	(65,607)	(2,866)	(7,916,690)
Total Liabilities and Shareholders’ Deficit	55,450,174			83,141,800
NON-CURRENT ASSETS
Property, plant and equipment		69,929	68,648		$ 21,874
Right-of-use assets		74,240	86,990
Non-current assets		144,169	155,638		21,874
CURRENT ASSETS
Trade receivables		2,188,385	1,811,626		1,443,832
Trade receivables from related party					302,309
Amount owing by shareholders		10,000	10,000		10,000
Amount owing by related party			108,950		113,650
Other receivables, deposits and prepayments		97,351	83,961		109,629
Current tax assets		152,132	38,832		4,050
Fixed deposits with financial institutions		773,575	681,313		859,902
Cash and bank balances		609,841	494,180		684,064
Restricted cash		829,747	607,591		350,459
Current assets		4,661,031	3,836,453		3,877,895
TOTAL ASSETS		4,805,200	3,992,091		3,899,769
EQUITY
Share capital		10,000	10,000		10,000
Retained earnings		672,595	433,184		575,042
Translation reserve		224,554	(81,548)		(5,314)
Merger reserve		2,075,652	2,075,652		1,247,632
TOTAL EQUITY		2,982,801	2,437,288		1,827,360
NON-CURRENT LIABILITIES
Lease liabilities		51,827	67,661
Non-current liabilities		51,827	67,661
CURRENT LIABILITIES
Trade payables		464,002	411,066		471,266
Other payables		254,286	381,131		1,063,903
Client’s funds held in trust		829,747	607,591		350,459
Accruals		107,154	58,184		33,986
Lease liabilities		30,331	23,693
Current tax liability		85,052	5,477		152,795
Current liabilities		1,770,572	1,487,142		2,072,409
TOTAL LIABILITIES		1,822,399	1,554,803		2,072,409
TOTAL EQUITY AND LIABILITIES		4,805,200	3,992,091		$ 3,899,769
Common Class A [Member]
Shareholders’ Deficit
Common stock, value	53			53
Common Class B [Member]
Shareholders’ Deficit
Common stock, value	288			288
Related Party [Member]
Current liabilities
Accounts payable – related party	$ 220,000			$ 100,000
Advances - related parties		$ 65,607	$ 2,866